Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	34 Months Ended	39 Months Ended	47 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000219740
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%	5.43%				2.41%
C000012087
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%	5.70%					1.17%	1.19%
C000037537
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	6.45%					0.15%	1.34%
C000012088
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%	5.88%					(1.32%)	1.17%
C000037538
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%	5.97%					(4.16%)	0.33%
C000012090
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	3.80%					(5.90%)	0.36%
C000221912
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	0.66%			(15.36%)
C000037536
Average Annual Return [Line Items]
Average Annual Return, Percent	2.65%	5.38%					2.14%	1.52%
C000053739
Average Annual Return [Line Items]
Average Annual Return, Percent	1.00%	5.30%					0.58%	1.99%
C000052220
Average Annual Return [Line Items]
Average Annual Return, Percent	1.22%	5.10%					0.93%	2.14%
C000053740
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%	5.57%					0.76%	2.05%
C000069126
Average Annual Return [Line Items]
Average Annual Return, Percent	1.76%	4.01%					1.07%	1.09%
C000069125
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	6.23%					0.86%	1.68%
C000227271
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%	9.67%		(0.47%)
C000231752
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	9.42%	(2.97%)
Without Sales Load [Member] | C000219740
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	5.50%				2.42%
Without Sales Load [Member] | C000012087
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%	5.73%					1.17%	1.19%
Without Sales Load [Member] | C000037537
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%	6.48%					0.16%	1.34%
Without Sales Load [Member] | C000012088
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%	5.96%					(1.30%)	1.17%
Without Sales Load [Member] | C000037538
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	5.98%					(4.15%)	0.33%
Without Sales Load [Member] | C000012090
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	3.94%					(5.86%)	0.39%
Without Sales Load [Member] | C000221912
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%	0.74%			(15.40%)
Without Sales Load [Member] | C000037536
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	5.44%					2.15%	1.52%
Without Sales Load [Member] | C000053739
Average Annual Return [Line Items]
Average Annual Return, Percent	1.21%	5.28%					0.62%	2.02%
Without Sales Load [Member] | C000052220
Average Annual Return [Line Items]
Average Annual Return, Percent	1.37%	5.44%					0.97%	2.18%
Without Sales Load [Member] | C000053740
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	5.55%					0.80%	2.05%
Without Sales Load [Member] | C000069126
Average Annual Return [Line Items]
Average Annual Return, Percent	1.81%	4.05%					1.10%	1.11%
Without Sales Load [Member] | C000069125
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%	6.30%					0.83%	1.66%
Without Sales Load [Member] | C000227271
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	9.52%		(0.54%)
Without Sales Load [Member] | C000231752
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	9.31%	(3.07%)
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent						(1.15%)
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.08%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								1.67%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.08%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								1.67%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.08%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								1.67%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.08%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								1.67%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.08%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								1.67%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.71%)
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.85%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.08%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								1.67%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							1.03%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								2.25%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							1.04%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								2.36%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							1.03%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								2.25%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							1.03%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								2.25%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.92%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent							0.34%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent								1.93%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.92%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.98%)
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		7.92%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.72%)
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.13%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		4.31%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						1.89%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.88%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							1.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								1.32%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		6.61%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							0.29%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								1.46%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		6.08%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.18%)
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								1.28%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		6.07%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							(4.14%)
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								0.38%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		4.08%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							(5.78%)
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								0.47%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		0.87%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					(15.59%)
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	2.40%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		4.81%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							2.02%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								1.53%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.38%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							0.84%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								2.25%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		5.68%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							0.96%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								2.25%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		4.21%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							1.20%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								1.31%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		6.42%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							0.70%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent								1.65%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		9.67%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.40%)
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		9.54%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.86%)